Note 12 - Lease Obligations (Detail) (USD $)	1 Months Ended		6 Months Ended	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011 sqft	Jun. 30, 2012 sqft sqm	Dec. 31, 2011 sqm sqft	Dec. 31, 2009
Property and Equipment, Amount Acquired Via Capitalized Lease Obligations					$ 27,401
Capitalized Lease Obligations, Average Interest Rate					18.40%
Repayments of Debt and Capital Lease Obligations			423	5,964
Capital Lease Obligations			2,630	3,053
Lease Term	1 year	1 year
Area of Real Estate Property (in Square feet)		2,000	6,000	6,000
Rental Rate (in Dollars per Square feet)		8.25
Operating Leases, Rent Expense			8,159
Contracted Annual Lease Rate	$ 16,800
Lease Rate (in Dollars per Square feet)	8.40
Lease Extension Period	1 year